Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 451,882		$ 445,295		$ 430,666		$ 302,258
Less: Accumulated depreciation and depletion	(43,663)		(38,992)		(37,154)		(17,864)
Property, plant and equipment, net	408,219	[1]	406,303	[2]	393,512	[2]	284,394	[3]
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10,924		10,894		5,519		3,930
Mining property and mine development
Property, Plant and Equipment [Line Items]
Property, plant and equipment	80,217		79,778		79,244		70,466
Plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	235,992		233,637		151,582		134,870
Rail and rail equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	44,024		41,804		29,300		23,161
Transload facilities and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	77,970		62,582		62,557		31,742
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,755		$ 16,600		$ 102,464		$ 38,089

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.